Goodwill and acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill [text block]

(Million euro)	BALANCE AT 12.31. 2024	Investments (divestments)	Exchange rate and others	BALANCE AT 31.12. 2025
Construction	140	8	(7)	141
Budimex	71	—	1	72
Webber	69	—	(8)	61
Powernet	—	8	—	8
Highways	276	—	(33)	243
I-66 Express Mobility Partners Hold. LLC	276	—	(33)	243
Airports	27	—	—	27
Dalaman	27	—	—	27
Energy	46	(44)	(2)	—
Power Transmission Lines Chile	46	(44)	(2)	—
Other	10	(10)	—	—
Mining Services Chile	10	(10)	—	—
TOTAL	500	(46)	(42)	412

(Million euro)	BALANCE AT 12.31. 2023	Investments (divestments)	Exchange rate and others	BALANCE AT 31.12. 2024
Construction	135	—	5	140
Budimex	70	—	1	71
Webber	65	—	4	69
Highways	259	—	17	276
I-66 Express Mobility Partners Hold. LLC	259	—	17	276
Airports	27	—	—	27
Dalaman	27	—	—	27
Energy	43	—	3	46
Power Transmission Lines Chile	43	—	3	46
Other	10	—	(1)	10
Mining Services Chile	10	—	(1)	10
TOTAL	475	—	25	500